JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 29, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 144 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 145 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of reflecting changes to each of the Funds’ investment strategies. Please contact Erika Messbarger at (602) 383-1747 or erika.k.messbarger@jpmchase.com, or the undersigned at (212) 648-0919 or carmine.lekstutis@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

APPENDIX A
JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement 2065 Fund
JPMorgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend 2065 Fund